Summary of Significant Accounting Policies - Summary of Exchange of Currency Rates (Details) (Zhongdehui (SZ) Development Co., Ltd)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Year-End RMB [Member]
Foreign currency exchange rate, translation	7.0343	6.96	6.9630	6.88		6.51
Annual-Average RMB [Member]
Foreign currency exchange rate, translation	7.0650	6.90	6.9044	6.60		6.76
Zhongdehui (SZ) Development Co., Limited [Member] | Year-End RMB [Member]
Foreign currency exchange rate, translation					6.6186		6.7806
Zhongdehui (SZ) Development Co., Limited [Member] | Annual-Average RMB [Member]
Foreign currency exchange rate, translation					6.3660		6.8750